Collaboration Agreement	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Collaboration Agreement
Collaboration Agreement
10.	Collaboration Agreement

On September 17, 2020, the Company entered into a strategic collaboration with Affimed GmbH (“Affimed”) to initiate a Phase 1/2 trial of SNK01 in combination with AFM24, a tetravalent biologic created by Affimed designed to direct NK cell killing of epidermal growth factor receptor (“EGFR”) expressing tumors. Under the collaboration agreement, the Company and Affimed split the development costs of the combination product equally. Total reductions to research and development expenses for the six months ended June 30, 2022 and 2023 were $0.2 million and $0.1 million, respectively.

The study associated with the strategic collaboration with Affimed was discontinued by mutual agreement in June 2023.

10. Collaboration Agreement

On September 17, 2020, the Company entered into a strategic collaboration with Affimed GmbH (“Affimed”) to initiate a Phase 1/2 trial of SNK01 in combination with AFM24, a tetravalent biologic created by Affimed designed to direct NK cell killing of epidermal growth factor receptor (“EGFR”) expressing tumors. Under the collaboration agreement, the Company and Affimed split the development costs of the combination product equally. Total reductions to research and development expenses for each of the years ended December 31, 2021 and 2022 were $0.4 million.